Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 9,504	$ 7,001
Credit carryforwards	220	109
Fixed assets	52
Accruals and reserves	111	126
Stock-based compensation	1,802	843
Intangibles	220	244
Operating lease liability	188	254
Capitalized research and development	514	274
Total deferred tax assets	12,611	8,851
Valuation allowance	(12,433)	(8,564)
Net deferred tax assets	178	287
Deferred tax liabilities:
Fixed assets		(44)
Operating lease right of use	(178)	(243)
Total deferred tax liabilities	(178)	(287)
Net deferred tax assets